Property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, plant and equipment, net
14.	Property, plant and equipment, net

	Land	Buildings	Machinery and equipment	Tools	Other equipment	Construction in progress and equipment to be inspected	Total	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
January 1, 2016
Cost	452,738	10,700,236	45,945,380	3,673,636	3,047,001	826,103	64,645,094
Accumulated depreciation and impairment	—	(5,863,556)	(38,602,675)	(3,323,862)	(2,643,441)	—	(50,433,534)

	452,738	4,836,680	7,342,705	349,774	403,560	826,103	14,211,560

January 1, 2016	452,738	4,836,680	7,342,705	349,774	403,560	826,103	14,211,560
Additions	—	255,916	934,913	358,413	351,850	2,789,903	4,690,995
Disposals	—	(51)	(8,624)	—	(351)	—	(9,026)
Reclassifications	—	372,448	1,509,798	22,882	37,373	(1,942,501)	—
Depreciation expenses	—	(631,233)	(2,188,976)	(201,755)	(206,477)	—	(3,228,441)
Impairment losses	—	—	—	—	(8,198)	—	(8,198)
Exchange adjustments	—	(45,814)	(18,196)	(4,871)	(11,134)	(45,689)	(125,704)

December 31, 2016	452,738	4,787,946	7,571,620	524,443	566,623	1,627,816	15,531,186

December 31, 2016
Cost	452,738	11,183,278	47,002,228	3,999,894	3,353,413	1,627,816	67,619,367
Accumulated depreciation and impairment	—	(6,395,332)	(39,430,608)	(3,475,451)	(2,786,790)	—	(52,088,181)

	452,738	4,787,946	7,571,620	524,443	566,623	1,627,816	15,531,186
Less: Property, plant and equipment classified as held for sale	—	(710,191)	(433,688)	(90,460)	(168,314)	(631,315)	(2,033,968)

	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218

January 1, 2017
Cost	452,738	11,183,278	47,002,228	3,999,894	3,353,413	1,627,816	67,619,367	2,281,355
Accumulated depreciation and impairment	—	(6,395,332)	(39,430,608)	(3,475,451)	(2,786,790)	—	(52,088,181)	(1,757,361)

	452,738	4,787,946	7,571,620	524,443	566,623	1,627,816	15,531,186	523,994
Less: Property, plant and equipment classified as held for sale	—	(710,191)	(433,688)	(90,460)	(168,314)	(631,315)	(2,033,968)	(68,622)

	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218	455,372

January 1, 2017	452,738	4,077,755	7,137,932	433,983	398,309	996,501	13,497,218	455,372
Additions	—	211,098	2,007,767	571,601	195,957	1,716,268	4,702,691	158,660
Disposals	—	—	(30,066)	(2,302)	(1,865)	—	(34,233)	(1,155)
Reclassifications	—	141,400	1,535,619	44,882	22,149	(1,744,050)	—	—
Depreciation expenses	—	(511,167)	(1,837,482)	(357,695)	(192,934)	—	(2,899,278)	(97,816)
Impairment losses	—	—	—	—	(956)	—	(956)	(32)
Exchange adjustments	—	—	(43)	—	(88)	—	(131)	(5)

December 31, 2017	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311	515,024

December 31, 2017
Cost	452,738	9,809,970	45,778,207	4,004,703	2,624,083	968,719	63,638,420	2,147,045
Accumulated depreciation and impairment	—	(5,890,884)	(36,964,480)	(3,314,234)	(2,203,511)	—	(48,373,109)	(1,632,021)

	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311	515,024

As of December 31, 2016 and 2017, certain of the above property, plant and equipment were pledged as collateral for long-term bank loans (Notes 32).

	2016	2017	2017
	NT$000	NT$000	US$000
Capitalization interest	13,435	18,769	633
Capitalization interest rate applied	1.7456%~3.6166%	1.7624%	1.7624%